Related Party Transactions - Additional Information (Detail)															3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 25, 2022	Aug. 09, 2022 USD ($) StorageFacility	Jun. 01, 2022 USD ($) StorageFacility	Mar. 01, 2022	Feb. 24, 2022 StorageFacility	Dec. 30, 2021 USD ($) StorageFacility	Nov. 12, 2021 USD ($)	Mar. 17, 2021 USD ($)	Mar. 11, 2021 USD ($)	Mar. 10, 2021 USD ($)	Jan. 21, 2021 shares	Nov. 12, 2020 USD ($)	Sep. 21, 2020 USD ($) $ / shares shares	Jun. 28, 2019 shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) StorageFacility	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 29, 2022 USD ($)	May 01, 2022 USD ($)	Apr. 16, 2021 USD ($)	Oct. 29, 2020 USD ($)	Apr. 11, 2020 USD ($)	Oct. 29, 2019 USD ($)
Related Party Transaction [Line Items]
Maximum dealer manager commission fee percentage of proceeds from Primary Offering																			3.00%		3.00%
Maximum purchase commitment amount																													$ 200,000,000
Redemption of preferred units																							$ 200,000
Change in deferred tax liability																			$ (883,646)	$ (2,220,688)	$ (2,025,869)	$ (5,926,732)	(806,083)
Number of self storage facilities | StorageFacility						2													153
Line of credit facility, current borrowing capacity																					6,800,000
Gain on equity interests upon acquisition																			$ 16,101,237	178,631		0	$ 8,017,353
SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis						LIBOR plus 3%
Line of credit facility, current borrowing capacity																					6,800,000
Additional amount available under credit facility																					38,200,000
Commitment fee percentage						1.00%
SST VI Mezzanine Loan | Upon Achievement Of Certain Financial Conditions
Related Party Transaction [Line Items]
Debt instrument, description of variable rate basis						LIBOR plus 4%
SSGT III Mezzanine Loan
Related Party Transaction [Line Items]
Debt		$ 50,000,000
Line of credit facility, current borrowing capacity		$ 42,000,000
Commitment fee percentage		1.00%
Number of self storage facilities purchased | StorageFacility		2
Debt instrument, maturity date																			Aug. 09, 2024
Debt Instrument, Interest Rate, Increase (Decrease)		4.50%
Repayments of Related Party Debt																			$ 42,000,000
Line Of Credit Facility Additional Borrowings															$ 8				8
Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Term									6 months
Self Storage Facility in Phoenix, Arizona | Mezzanine Loan
Related Party Transaction [Line Items]
Debt									$ 3,500,000	$ 3,500,000
Interest rate									8.50%	8.50%
Term									6 months
Self Storage Facility in Phoenix, Arizona | Extension Option Mezzanine Loan
Related Party Transaction [Line Items]
Interest rate									9.25%	9.25%
Term									180 days	180 days
Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Reimbursements payable to SAM under the Administrative Services Agreement															80,000		$ 365,000		200,000	380,000
Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Receivables due from related parties															$ 1,200,000				$ 1,200,000		$ 1,400,000	500,000
Percentage of revenue from tenant protection programs																			0.10%
S S G T I I Merger Agreement
Related Party Transaction [Line Items]
Write-off of carrying value related to intangible asset			$ 1,400,000
Change in deferred tax liability			$ 300,000
Number of self storage facilities | StorageFacility			10		10														10
Subordinated distribution value																									$ 16,100,000
Gain on equity interests upon acquisition			$ 16,100,000
Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage				10.00%
TRS subsidiary | Managed REIT Platform Revenue
Related Party Transaction [Line Items]
Percentage of revenue from tenant protection programs																			99.90%
Managed Reit [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage															0.10%				0.10%
Managed Reit [Member] | TRS subsidiary
Related Party Transaction [Line Items]
Equity method investment, ownership percentage															99.90%				99.90%
Maximum | SST VI Mezzanine Loan
Related Party Transaction [Line Items]
Debt						$ 45,000,000
Class A Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering																			7.00%		7.00%
Class T Common stock
Related Party Transaction [Line Items]
Sale commission fees percentage of proceed from Primary Offering																			2.00%		2.00%
Class A-2 Units
Related Party Transaction [Line Items]
Limited Partnership Units | shares														3,283,302
SmartStop Asset Management
Related Party Transaction [Line Items]
Percentage of non-voting equity owned																			15.00%		15.00%
SmartStop Asset Management | Strategic Transfer Agent Services, LLC
Related Party Transaction [Line Items]
Percentage of membership interest																			100.00%		100.00%
Transfer Agent Agreement
Related Party Transaction [Line Items]
Transfer agent agreement term																			3 years		3 years
Transfer agent renewal agreement term																			1 year		1 year
Transfer agent agreement termination description																			The initial term of the transfer agent agreement was three years, which term is automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.		The initial term of the transfer agent agreement is three years, which term will be automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.
Property Management Agreement
Related Party Transaction [Line Items]
Percentage of fee of former external property managers																			6.00%
Construction management fee																			5.00%
Cost of construction or capital improvement work																			$ 10,000
One time fee for former external property managers																			3,750
Write-off of carrying value related to intangible asset			$ 600,000					$ 1,900,000
Property Management Agreement | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability																$ 200,000		$ (500,000)
Property Management Agreement | Minimum
Related Party Transaction [Line Items]
Our former external property management fee																			$ 3,000
SSGT II Unit Purchase Agreement
Related Party Transaction [Line Items]
Maximum purchase units of limited partnership interest | shares													1,600,000
Maximum purchase commitment amount													$ 40,000,000
Percentage of investment fee due upon closing each tranche													1.00%
Description of preferred investor distributions																					The Preferred Investor received distributions, payable monthly in arrears, at a rate of 7.25% per annum from the date of investment until 180 days after the date of investment, 8.25% per annum from 181 days after the date of investment until 360 days after the date of investment, and 9.25% per annum thereafter (collectively, the “Pay Rate”). The proceeds of the SSGT II Investment may be used by SSGT II OP to finance self storage acquisition, development, and improvement activities, and working capital or other general partnership purposes. Each SSGT II Preferred Unit had a liquidation preference of $25.00, plus all accumulated and unpaid distributions. The foregoing distributions are payable monthly, and calculated on an actual/360 day basis, and any unpaid distributions accrue at the applicable Pay Rate.
Preferred stock, liquidation preference per unit | $ / shares													$ 25
Additional preferred investments in operating partnership													$ 6,500,000								$ 7,500,000	7,500,000					$ 13,000,000	$ 13,000,000
Investment of preferred investor												$ 13,500,000
Redemption of preferred units												$ 19,000,000
Partnership units exchanged | shares											13,500,000
SSGT II Unit Purchase Agreement | Other Income
Related Party Transaction [Line Items]
Income related to preferred units																					$ 100,000	600,000
SSGT II Unit Purchase Agreement | Investment Until 180 Days
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears													7.25%
SSGT II Unit Purchase Agreement | Investment After 181 Days Until 360 Days
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears													8.25%
SSGT II Unit Purchase Agreement | Investment Thereafter
Related Party Transaction [Line Items]
Rate of distributions payable monthly in arrears													9.25%
SST IV Advisor
Related Party Transaction [Line Items]
Monthly asset management fee																			0.0833%		0.0833%
Monthly asset management fee one twelfth of less than one percentage of average invested assets																			one-twelfth of 1%		one-twelfth of 1%
Write-off of carrying value related to intangible asset								5,300,000
write-off related to special limited partnership interest								1,200,000
SST IV Advisor | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability																			$ (1,300,000)		$ (1,400,000)
SSGT II Advisor
Related Party Transaction [Line Items]
Monthly asset management fee																			0.1042%		0.1042%
Monthly asset management fee one twelfth of less than one percentage of average invested assets																			one-twelfth of 1.25%		one-twelfth of 1.25%
Percentage of distribution from operating partnership																					10.00%
Annual aggregate distribution percentage																					5.00%
SST VI Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract															1.00%				1.00%		1.00%
Monthly asset management fee																			0.0625%		0.0625%
Monthly asset management fee one twelfth of less than one percentage of average invested assets																			one-twelfth of 0.75%		one-twelfth of 0.75%
Reimbursable costs																			$ 15,000
SST VI Advisory Agreement | Pacific Oak Holding Group
Related Party Transaction [Line Items]
Variable interest entity non-voting ownership percentage				10.00%
SST VI Advisory Agreement | Class W
Related Party Transaction [Line Items]
Percentage of offering cost without reimbursement	0.015																		0.01
Managed REIT Property Management Agreements
Related Party Transaction [Line Items]
Percentage of fee of former external property managers																					6.00%
Construction management fee																					5.00%
Cost of construction or capital improvement work																					$ 10,000
One time fee for former external property managers																					3,750
Write-off of carrying value related to intangible asset								$ 1,900,000
Managed REIT Property Management Agreements | Other Income
Related Party Transaction [Line Items]
Change in deferred tax liability																					(500,000)
Managed REIT Property Management Agreements | Minimum
Related Party Transaction [Line Items]
Our former external property management fee																					3,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Receivables due from related parties															$ 40,000				$ 40,000		60,000	50,000
Administrative Services Agreement | Managed REIT Platform Expenses
Related Party Transaction [Line Items]
Administrative service fees															265,000		$ 155,000		590,000	$ 420,000	200,000	1,900,000
Reimbursements of administrative service fees																					600,000	$ 400,000
SmartStop OP
Related Party Transaction [Line Items]
Investment										$ 5,000,000
SST VI OP
Related Party Transaction [Line Items]
Payment of term loan with accrued interest							$ 2,100,000
Number of self storage facilities | StorageFacility						2
Line of credit facility, current borrowing capacity															25,000,000				25,000,000
Additional amount available under credit facility															20,000,000				20,000,000
SST VI OP | Mezzanine Loan
Related Party Transaction [Line Items]
Debt																										$ 2,100,000
Interest rate									8.50%
Long-term Line of Credit							$ 3,500,000
SST VI OP | Extension Option Mezzanine Loan
Related Party Transaction [Line Items]
Interest rate									9.25%
SST VI OP | Term Loan
Related Party Transaction [Line Items]
Debt																										$ 2,100,000
SST VI OP | Self Storage Facility in Phoenix, Arizona
Related Party Transaction [Line Items]
Self storage facility acquired									$ 16,000,000	$ 16,000,000
SST VI OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest															200,000				500,000		$ 600,000
Proceeds from Dividends Received															$ 100,000				$ 200,000
SSGT III Advisory Agreement
Related Party Transaction [Line Items]
Rate of acquisition fees of purchase price of contract															1.00%				1.00%
Monthly asset management fee																			0.0625%
Monthly asset management fee one twelfth of less than one percentage of average invested assets																			one-twelfth of 0.75
SSGT III Advisory Agreement | Secured Overnight Financing Rate Sofr Overnight Index Swap Rate
Related Party Transaction [Line Items]
Debt instrument, variable interest rate		3.50%
SSGT III Advisory Agreement | Disposition Fee [Member]
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price															1.50%				1.50%
SSGT III Advisory Agreement | Pacific Oak Holding Group | Disposition Fee [Member]
Related Party Transaction [Line Items]
Rate of disposition fee of contract sales price															10.00%				10.00%
SSGT III OP
Related Party Transaction [Line Items]
Investment of preferred investor																								$ 5,000,000
SSGT III OP | Other Income
Related Party Transaction [Line Items]
Loss related to equity interest															$ 100,000				$ 100,000
Proceeds from Dividends Received															$ 2,000				$ 2,000